Fair Value Measurement (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Jun. 30, 2013	Dec. 30, 2012	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 29, 2013 Successor [Member]	Dec. 09, 2013 Successor [Member]	Nov. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Jun. 29, 2014 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 29, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Nov. 06, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Predecessor [Member]	Dec. 30, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Predecessor [Member]	Nov. 29, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Successor [Member]	Dec. 30, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 3) [Member] Predecessor [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	$ 31,347	$ 31,811	$ 25,512	$ 34,527	$ 20,718	$ 34,527	$ 19,212	$ 8,753	$ 31,811		$ 31,811	$ 20,718	$ 31,347	$ 31,811	$ 20,718	$ 34,527	$ 31,811
Restricted cash	6,477	6,477			6,716	6,467			6,477		6,477	6,716	6,477	6,477	6,716	6,467	6,477
Liabilities, Fair Value Disclosure [Abstract]
Derivatives				$ 45,724	$ 28,440	$ 45,724				$ 0								$ 45,724